Investment, at Cost (Details) - USD ($)	Dec. 31, 2021	Dec. 15, 2021
Equity Method Investments and Joint Ventures [Abstract]
Investment amount	$ 6,602,000
Common stock shares issued (in Shares)		20,000,000
Percentage of equity interest		5.00%
Fair market value		$ 6,602,000